Employee Investment Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Disclosure of Employee Investment Plans [Abstract]
ESIP Employer contributions match (percent)	125.00%
ESIP Employer contribution match, percent of employee's eligible compensation, maximum (percent)	6.00%
ESIP Compensation expense	$ 12.0	$ 11.5	$ 12.1